Balance Sheet Components - Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 65,225	$ 31,148
Work in progress	25,062	8,042
Finished goods	18,269	47,756
Service parts	6,000	5,384
Total inventories	114,556	92,330
Write-down of inventories	$ 1,900	$ 3,000	$ 4,900